GRANTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
GRANTS RECEIVABLE AND OTHER CURRENT ASSETS
Schedule of grants receivable and other current assets

	December 31, 2023	December 31, 2022
	$	$
Grants receivable	1,182	3,957
Deferred expenses	87	-
Other receivables	65	26
Grants receivable and other current assets	1,334	3,983